CLEARBRIDGE APPRECIATION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 13.2%
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.	1,265,983	$70,616,532

Entertainment - 1.6%
Walt Disney Co.	697,074	122,698,966	*

Interactive Media & Services - 7.3%
Alphabet Inc., Class A Shares	59,747	160,990,084	*
Alphabet Inc., Class C Shares	61,758	167,019,570	*
Facebook Inc., Class A Shares	548,139	195,301,926	*
Pinterest Inc., Class A Shares	720,485	42,436,566	*

Total Interactive Media & Services		565,748,146

Media - 2.3%
Comcast Corp., Class A Shares	3,083,860	181,423,484

Wireless Telecommunication Services - 1.1%
T-Mobile US Inc.	614,801	88,543,640	*

TOTAL COMMUNICATION SERVICES		1,029,030,768

CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.5%
General Motors Co.	716,128	40,704,716	*

Household Durables - 0.7%
Toll Brothers Inc.	850,198	50,391,235

Internet & Direct Marketing Retail - 3.5%
Amazon.com Inc.	82,007	272,885,673	*

Specialty Retail - 4.2%
Home Depot Inc.	639,483	209,871,926
TJX Cos. Inc.	1,755,398	120,788,936

Total Specialty Retail		330,660,862

TOTAL CONSUMER DISCRETIONARY		694,642,486

CONSUMER STAPLES - 5.9%
Beverages - 2.0%
Coca-Cola Co.	1,250,128	71,294,800
PepsiCo Inc.	514,360	80,728,802

Total Beverages		152,023,602

Food & Staples Retailing - 1.9%
Walmart Inc.	1,011,444	144,181,342

Food Products - 0.8%
Mondelez International Inc., Class A Shares	1,008,333	63,787,145

Household Products - 1.2%
Procter & Gamble Co.	672,656	95,671,863

TOTAL CONSUMER STAPLES		455,663,952

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	1

CLEARBRIDGE APPRECIATION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	800,049	$81,452,989
Exxon Mobil Corp.	1,093,531	62,954,579
Kinder Morgan Inc.	2,007,494	34,890,246
Pioneer Natural Resources Co.	338,743	49,243,070

TOTAL ENERGY		228,540,884

FINANCIALS - 11.4%
Banks - 5.4%
Bank of America Corp.	3,025,153	116,044,869
JPMorgan Chase & Co.	1,684,938	255,739,889
US Bancorp	827,107	45,937,523

Total Banks		417,722,281

Capital Markets - 1.0%
CME Group Inc.	183,646	38,956,826
Intercontinental Exchange Inc.	330,185	39,566,069

Total Capital Markets		78,522,895

Diversified Financial Services - 2.9%
Berkshire Hathaway Inc., Class A Shares	536	224,530,400	*

Insurance - 2.1%
Hartford Financial Services Group Inc.	278,247	17,702,074
Travelers Cos. Inc.	986,502	146,909,878

Total Insurance		164,611,952

TOTAL FINANCIALS		885,387,528

HEALTH CARE - 12.6%
Biotechnology - 0.4%
Amgen Inc.	130,359	31,486,913

Health Care Equipment & Supplies - 2.1%
Becton Dickinson and Co.	154,527	39,520,280
Medtronic PLC	964,105	126,596,628

Total Health Care Equipment & Supplies		166,116,908

Health Care Providers & Services - 2.3%
UnitedHealth Group Inc.	423,902	174,740,882

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	307,626	166,121,116

See Notes to Schedule of Investments.

2	ClearBridge Appreciation Fund 2021 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.7%
Eli Lilly & Co.	279,794	$68,129,839
Johnson & Johnson	955,179	164,481,824
Merck & Co. Inc.	1,670,538	128,414,256
Pfizer Inc.	1,993,585	85,345,374

Total Pharmaceuticals		446,371,293

TOTAL HEALTH CARE		984,837,112

INDUSTRIALS - 9.3%
Aerospace & Defense - 2.3%
Northrop Grumman Corp.	81,739	29,672,892
Raytheon Technologies Corp.	1,524,471	132,552,753
Teledyne Technologies Inc.	30,143	13,647,846	*

Total Aerospace & Defense		175,873,491

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	653,590	125,070,982

Commercial Services & Supplies - 1.3%
Waste Management Inc.	700,602	103,871,253

Industrial Conglomerates - 2.8%
3M Co.	193,421	38,285,753
Honeywell International Inc.	774,753	181,129,504

Total Industrial Conglomerates		219,415,257

Machinery - 0.3%
Otis Worldwide Corp.	285,417	25,559,092

Road & Rail - 1.0%
Canadian Pacific Railway Ltd.	702,516	52,210,989
Union Pacific Corp.	104,138	22,781,229

Total Road & Rail		74,992,218

TOTAL INDUSTRIALS		724,782,293

INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 0.9%
Arista Networks Inc.	141,075	53,663,519	*
Cisco Systems Inc.	359,700	19,916,589

Total Communications Equipment		73,580,108

IT Services - 5.4%
Automatic Data Processing Inc.	568,266	119,125,602
Fidelity National Information Services Inc.	410,207	61,141,353
International Business Machines Corp.	110,959	15,640,781
Visa Inc., Class A Shares	903,462	222,604,002

Total IT Services		418,511,738

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	3

CLEARBRIDGE APPRECIATION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV, Registered Shares	153,493	$117,689,223
Enphase Energy Inc.	62,744	11,896,262	*
Texas Instruments Inc.	241,710	46,074,760

Total Semiconductors & Semiconductor Equipment		175,660,245

Software - 11.6%
Adobe Inc.	256,688	159,564,962	*
Microsoft Corp.	2,260,745	644,108,858
Oracle Corp.	646,409	56,328,080
salesforce.com Inc.	188,044	45,493,485	*

Total Software		905,495,385

Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	3,016,359	439,966,124

TOTAL INFORMATION TECHNOLOGY		2,013,213,600

MATERIALS - 7.6%
Chemicals - 5.4%
Air Products & Chemicals Inc.	396,709	115,454,220
Ecolab Inc.	347,847	76,815,053
PPG Industries Inc.	976,965	159,753,317
Sherwin-Williams Co.	242,152	70,473,497

Total Chemicals		422,496,087

Construction Materials - 0.6%
Vulcan Materials Co.	246,420	44,353,136

Containers & Packaging - 0.5%
Ball Corp.	497,639	40,249,042

Metals & Mining - 1.1%
ArcelorMittal SA, Registered Shares	2,359,049	83,132,887

TOTAL MATERIALS		590,231,152

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	391,483	110,711,392

UTILITIES - 0.6%
Electric Utilities - 0.3%
NextEra Energy Inc.	265,760	20,702,704

Multi-Utilities - 0.3%
Sempra Energy	194,022	25,348,974

TOTAL UTILITIES		46,051,678

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,293,543,816)		7,763,092,845

See Notes to Schedule of Investments.

4	ClearBridge Appreciation Fund 2021 Quarterly Report

CLEARBRIDGE APPRECIATION FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	24,160,567	$24,160,567
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	6,040,142	6,040,142	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $30,200,709)			30,200,709

TOTAL INVESTMENTS - 100.0% (Cost - $2,323,744,525)			7,793,293,554
Liabilities in Excess of Other Assets - (0.0)%††			(2,904,288)

TOTAL NET ASSETS - 100.0%			$7,790,389,266

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $6,040,142 and the cost was $6,040,142 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Appreciation Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

7

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$7,763,092,845	—	—	$7,763,092,845
Short-Term Investments†	30,200,709	—	—	30,200,709

Total Investments	$7,793,293,554	—	—	$7,793,293,554

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,976,903	$82,563,548	82,563,548	$81,500,309	81,500,309	—	$481	—	$6,040,142

8